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RICHARD HOROWITZ

richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

July 25, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                         Triloma EIG Energy Income Fund

Ladies and Gentlemen:

On behalf of Triloma EIG Energy Income Fund (the “Registrant”), electronically transmitted for filing is Amendment No. 12 to the Registrant’s registration statement on Form N-2 under the Investment Company Act of 1940, as amended.  This filing is being made in order for the Registrant to promptly engage in a rescission offer to repurchase shares acquired in May and June 2017 in an amount equal to the amount the shareholder paid for its shares plus interest from the date of the purchase less the amount of any distributions received on the shares.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz